20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Regulatory capital ratios
					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions(1):
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2017

Common equity tier 1 capital
(to risk-weighted assets)
Company	$59,523	12.75%	$21,003	4.50%	N/A	N/A
Bank	$58,920	12.64%	$20,972	4.50%	$30,293	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$59,523	12.75%	$28,004	6.00%	N/A	N/A
Bank	$58,920	12.64%	$27,963	6.00%	$37,284	8.00%

Total capital (to risk-weighted assets)
Company	$65,005	13.93%	$37,338	8.00%	N/A	N/A
Bank	$64,401	13.82%	$37,284	8.00%	$46,605	10.00%

Tier 1 capital (to average assets)
Company	$59,523	9.05%	$26,304	4.00%	N/A	N/A
Bank	$58,920	8.97%	$26,279	4.00%	$32,849	5.00%

December 31, 2016:

Common equity tier 1 capital
(to risk-weighted assets)
Company	$55,690	12.34%	$20,304	4.50%	N/A	N/A
Bank	$55,120	12.23%	$20,274	4.50%	$29,285	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$55,690	12.34%	$27,072	6.00%	N/A	N/A
Bank	$55,120	12.23%	$27,032	6.00%	$36,043	8.00%

Total capital (to risk-weighted assets)
Company	$61,012	13.52%	$36,096	8.00%	N/A	N/A
Bank	$60,443	13.42%	$36,043	8.00%	$45,054	10.00%

Tier 1 capital (to average assets)
Company	$55,690	9.17%	$24,305	4.00%	N/A	N/A
Bank	$55,120	9.08%	$24,281	4.00%	$30,351	5.00%

(1)  Applicable to banks, but not bank holding companies.